Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended		36 Months Ended
	Mar. 29, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Proceeds from debt					$ 0	$ 4,000	$ 1,000
Liabilities, Noncurrent		$ 27,285			$ 28,305	27,285	16,495	$ 27,285
Secured Debt [Member]
Proceeds from debt		$ 2,500				$ 4,000	$ 1,000	$ 18,000
Convertible Debt [Member] | Subsequent Event [Member]
Proceeds from debt				$ 1,300
Term				5 years
Conversion price				$ 0.25
Interest rate				8.00%
Promissory Notes [Member] | Secured Debt [Member]
Interest rate		12.00%				12.00%		12.00%
Promissory Notes [Member] | Secured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Interest rate	8.00%
Maturity date	Mar. 31, 2020
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member]
Interest rate		8.00%				8.00%		8.00%
Maturity date						Mar. 31, 2020
Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Interest rate	8.00%
Maturity date	Mar. 31, 2020
Promissory Notes [Member] | Convertible Debt [Member]
Proceeds from debt			$ 1,300
Term						5 years
Interest rate		8.00%				8.00%		8.00%
Amended Promissory Note [Member] | Secured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Interest rate	4.00%
Maturity date	Apr. 30, 2022
Liabilities, Noncurrent	$ 650
Amended Promissory Note [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member] | Subsequent Event [Member]
Interest rate	4.00%
Maturity date	Apr. 30, 2022
Convertible Notes Dated September192018 [Member] | Convertible Debt [Member]
Maturity date						Sep. 19, 2023
Convertible Notes Dated September102018 [Member] | Convertible Debt [Member]
Maturity date						Sep. 07, 2023
Modifed Promissory Notes [Member] | Unsecured Debt [Member] | Sterne Kessler Goldstein Fox Pllc [Member]
Interest rate		12.00%				12.00%		12.00%